Stockholders Deficit (Details) - Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, Beginning	7,820,000	7,820,000
Exercised	(20,000)
Forfeitures	(600,000)
Outstanding, Ending	7,200,000	7,820,000
Exercisable at End of Year	7,200,000
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.01	$ 0.01
Exercised	0.05
Forfeitures	0.015
Outstanding, Ending	0.0095	$ 0.01
Exercisable at End of Year	$ 0.0095
Weighted Average Remaining Contractual Term
Outstanding, Beginning	5 years 9 months 3 days	6 years 9 months 3 days
Outstanding at End of Year	4 years 4 months 24 days	5 years 9 months 3 days
Exercisable at End of Year	4 years 4 months 24 days